Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,480,000	$ 3,540,000	$ 2,556,000	$ 8,421,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,479,933	3,539,491	2,555,645	8,420,728
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	744,376	2,298,879	1,644,217	5,134,601
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	87,608	170,859	210,757	365,175
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 647,949	$ 1,069,753	$ 700,671	$ 2,920,952